THE ALGER FUNDS
111 Fifth Avenue
New York, New York  10003

September 3, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Patricia Williams

Re:          The Alger Funds (File Nos.: 811-1355, 33-4959)
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds (the “Trust”), transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 53 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is marked to show changes made in response to comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) to Post-Effective Amendment No. 52 under the Securities Act to the Registration Statement filed with the SEC on June 20, 2008 in order to register Alger Convertible Fund (the “Fund”) in a stand-alone prospectus (the “Prospectus”), as well as to update the statement of additional information (“SAI”) for the other series of the Trust.  Comments were provided by telephone to Lisa A. Moss and Sharon R. Akselrod by Patricia Williams of the Staff on August 20, 2008.  For the convenience of the Staff, comments have been summarized below and the Trust’s response follows each comment.  References in the responses to the Prospectus or SAI are to those filed as part of the Amendment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

PROSPECTUS

Risk/Return Summary:  Page 3

1.                                       Staff Comment:  Please disclose the maturity and liquidity of the debt securities the Fund invests in.

Response:   We have added the following disclosure to the Fund’s Prospectus:

“The Fund may invest in securities rated below investment grade or, if unrated, determined by Fred Alger Management, Inc. (the “Manager”) to be of comparable quality.  These securities are commonly known as “junk bonds” because they are rated in the lower rating categories by nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, determined by the Manager to be of comparable quality.  The average term to maturity of the Fund’s securities typically will range from two to ten years.”

We have also expanded the risk disclosure to address the speculative nature of junk bonds.

2.                                       Staff Comment:  The final bullet under principal risks discloses the risks of investing in options.  If options represent a principal risk of the Fund, please add disclosure regarding options to the Fund’s principal strategies.

Response:  We have determined that options do not represent a principal risk of the Fund, and have deleted the risk bullet you questioned.

Performance:  Page 6

3.                                       Staff Comment:  If you want to use the performance of Castle Convertible Fund, Inc., the registration statement of Alger Convertible Fund should not be effective prior to the reorganization.

Response:  As we discussed during a subsequent call, the Prospectus will not go effective prior to the reorganization.  With this filing, pursuant to Rule 485(b) under the Securities Act, we are delaying effectiveness until October 3.  On October 3, we will file another filing pursuant to Rule 485(b) under the Securities Act to delay effectiveness until October 24, the date the reorganization should be consummated.

Fee Table:  Page 7

4.                                       Staff Comment:  Please change the heading “Advisory Fees” to “Management Fees,” and separate “Shareholder Fees” from “Annual Fund Operating Expenses” more clearly.

Response:  The requested changes have been made.

Additional Information About the Fund’s Investments: Page 8

5.                                       Staff Comment:  Please clarify whether options are a principal strategy and risk of the Fund, and conform the principal strategies section to the principal risks section.  The strategies disclosed in this section, like U.S. Government Securities, are not principal strategies of the Fund.

Response:  We have determined that options are not a principal strategy or risk of the Fund.  Therefore, we believe that the disclosure on page 8 (rather than in the principal strategies and risks section of the Prospectus) regarding the Fund’s ability to invest in options is appropriate.

Management and Organization:  Page 9

6.                                       Staff Comment:  Please add a cross-reference to the information regarding the portfolio manager’s compensation, other accounts managed, and ownership of securities, as required by Item 5(a)(2) of Form N-1A.

Response:  The required disclosure has been added.

STATEMENT OF ADDITIONAL INFORMATION

Disclosure of Portfolio Holdings:  Page 23

7.                                       Staff Comment:  Please describe the frequency of providing information and the length of any lag in providing the information, as per item 11(f)(2) of Form N-1A.

Response:  The required disclosure has been added.

Description of Portfolio Manager Compensation Structure:  Page 41

8.                                       Staff Comment:  Please identify any peer group or benchmarks used in assessing the portfolio managers’ performance.

Response:  The requested disclosure has been added.

I represent that the filing does not include any disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act.

We hope the Staff finds this letter and the revisions in the Amendment responsive to the Staff’s comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call me at 212.806.8833 or e-mail lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:	Hal Liebes, Esq.
Sharon R. Akselrod